Reserve for Warrants (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Reserve For Warrants Abstract
Schedule of the warrant activity
	2022		2021		2020
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted Average exercise price	Number of warrants	Weighted Average exercise price
	#	$	#	$	#	$
Outstanding, beginning of year	880,525	1.55	551,929	1.59	551,979	1.65
Issued from debentures financing	-	-	361,098	1.50	-	-
Issued of Finders’ Warrants from IPO	184,000	USD 9.375	-	-	-	-
Exercised	(243,419)	1.50	(2,170)	2.25	(50)	2.25
Expired	-	-	(30,332)	2.25	-	-
Outstanding, end of year	821,106	3.93	880,525	1.55	551,929	1.59

Schedule of information of warrants outstanding
Date of expiry	Number of warrants outstanding	Exercise price	Weighted average remaining contractual life
	#	$	Years
November 23, 2023	32,000	1.25	1.40
November 23, 2023	533,679	1.50	1.40
November 23, 2023	71,427	2.25	1.40
November 23, 2023	184,000	USD 9.375	1.40
	821,106	3.93	2.07